Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2020
Transactions with directors and key management
Schedule of transactions with directors and key management

	2020	2019
	£000	£000
Loans to customers - amortised cost	5,165	1,662
Customer deposits	45,747	37,727